     As Filed with the Securities and Exchange Commission on October 11, 2002

                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                         POST-EFFECTIVE AMENDMENT NO. 11
                                                                             /X/
                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 30                             /X/

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (Exact Name of Registrant)

                 Lincoln Choice Plus and Lincoln ChoicePlus II

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                                 P.O. Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, Including Area Code: (260) 455-2000

                        Elizabeth A. Frederick, Esquire
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                              Post Office Box 1110
                              Ft. Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                             Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b) of Rule 485

/ /  on May 1, 2002, pursuant to paragraph (b)


/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on                 pursuant to paragraph (a)(1) of Rule 485


                      Title of Securities being registered:
            Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N

                  Lincoln ChoicePlus and Lincoln ChoicePlus II
                        Supplement dated October 11, 2002
                       to the Prospectus dated May 1, 2002

Please keep this Supplement with your current Lincoln ChoicePlus or Lincoln ChoicePlus II Prospectus and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life(SM) Advantage as set forth in your May 1, 2002 Prospectus.

All references to I-4Life(SM) Advantage have been changed to i4LIFE(SM)
Advantage.

Death Benefit

The i4LIFE(SM) Advantage Guarantee of Principal death benefit has been replaced by the i4LIFE(SM) Advantage Account Value death benefit. Please disregard all references to the i4LIFE(SM) Advantage Guarantee of Principal death benefit.

Accordingly, the Death Benefit sections under i4LIFE(SM) Advantage (IRA Annuity Contracts only) and i4LIFE(SM) Advantage (Non-Qualified Annuity Contracts only) are revised as follows:

For IRA annuity contracts only, during the Access Period, i4LIFE(SM) Advantage provides one death benefit option: the i4LIFE(SM) Advantage Account Value death benefit. The i4LIFE(SM) Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB) is no longer available for IRA annuity contracts. IRA annuity contractowners should disregard all references to the i4LIFE(SM) Advantage EGMDB.

For non-qualified annuity contracts only, during the Access Period, i4LIFE(SM) Advantage provides two death benefit options: (1) the i4LIFE(SM) Advantage Account Value death benefit; and (2) the i4LIFE(SM) Advantage EGMDB.

The i4LIFE(SM) Advantage Account Value death benefit is available for an annual charge of 1.65% of the net asset value of the Account Value in the VAA. The i4LIFE(SM) Advantage Account Value death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the death claim. You may not change this death benefit once it is elected.

For non-qualified annuity contracts only, if you elect the i4LIFE(SM) Advantage EGMDB and later discontinue this option during the Access Period, your death benefit will be the i4LIFE(SM) Advantage Account Value death benefit. Once the change is effective, you may not elect to return to the i4LIFE(SM) Advantage EGMDB.

In addition, for non-qualified annuity contracts only, Lincoln Life has reduced the charge for the i4LIFE(SM) Advantage EGMDB to an annual rate of 1.85% of the net asset value of the Account Value in the VAA.

Guaranteed Income Benefit

A Guaranteed Income Benefit option is currently available if you elect i4LIFE(SM) Advantage for an annual charge of 2.15% of the net asset value of the Account Value in the VAA (if the i4LIFE(SM) Advantage Account Value death benefit is elected) or 2.35% if the i4LIFE(SM) Advantage EGMDB is elected (for non-qualified contracts only). The Guaranteed Income Benefit must be elected at the time i4LIFE(SM) Advantage is elected and will begin at the time i4LIFE(SM) Advantage begins.

If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is equal to the lesser of:

     a. 80% of the highest regular income payment made on any previous Periodic Income Commencement Date anniversary (including the initial Periodic Income Commencement Date) prior to the 81st birthday of the annuitant (the Periodic Income Commencement Date is the valuation date on which the first regular income payment was calculated); or

     b. the Guaranteed Income Benefit Limit which is 160% of the initial regular income payment.

The Guaranteed Income Benefit and the Guaranteed Income Benefit Limit are each reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of a declining market, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and may reduce the value of your death benefit. After the Access Period ends, Lincoln Life will continue to pay the Guaranteed Income Benefit for the remainder of the annuitant's (or other person used to determine the regular income payments) life. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:

  1. A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.
  2. You must choose an Access Period of at least 15 years to receive the Guaranteed Income Benefit.
  3. The fixed account will not be available with the Guaranteed Income Benefit.
  4. Only certain combinations of subaccounts, in specific percentages, are available if you elect the Guaranteed Income Benefit. Not all of the subaccounts in your contract are included in the combinations. Lincoln Life currently provides four (three for ChoicePlus) different combinations of subaccounts from which to choose. You can only choose the combination, not the subaccounts. For example, one combination could include 33% in a large cap fund, 7% in a mid cap fund, 3% in a small cap fund, 17% in an international fund and 40% in a U.S. bond fund. These combinations are not designed to achieve any particular investment objective or strategy or to provide the highest potential returns. Lincoln Life is not providing any contractowner with investment advice by providing these combinations. You should discuss with your registered representative which combination, if any, is suitable for you. These subaccount combinations may invest in funds affiliated with Lincoln Life, and Lincoln Life may receive compensation or other fees from these funds.
  5. Your Account Value will be rebalanced each calendar quarter to maintain the subaccounts in their original percentages. If you change the percentages of the subaccounts or transfer all or a portion of your Account Value out of these subaccounts, you will lose the Guaranteed Income Benefit. However, once every 12 months, you may transfer your entire Account Value to another one of the then currently available subaccount combinations.
  6. The subaccount combinations may be modified in the future by Lincoln Life in its sole discretion. We may change the percentages of Account Value allocated to the subaccounts or we may require that you invest in a different subaccount combination. You will be notified at least fourteen days prior to the valuation date the change will occur, and you will have the opportunity to move to another then available Lincoln Life subaccount combination if you desire. If you decide to move out of the selected subaccount combination other than as provided, your Guaranteed Income Benefit will terminate. Lincoln Life may make such modifications at any time when Lincoln Life believes modifications to the subaccount combinations may reduce current or future Lincoln Life costs under the contract.
  7. A change to the Access Period (in IRA contracts) will terminate the Guaranteed Income Benefit.
  8. There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time.

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to Lincoln Life. Termination will be effective upon the next Periodic Income Commencement Date anniversary, and your annual charge will be reduced to 1.65% of the net asset value of the Account Value in the VAA if the i4LIFE(SM) Advantage Account Value death benefit is selected or 1.85% of the net asset value if the i4LIFE(SM) Advantage EGMDB death benefit (Note: non-qualified only) is selected. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (or last death of the annuitant or other measuring life) or termination of i4LIFE(SM) Advantage.

Check with your registered representative as to the availability of i4LIFE(SM) Advantage. Once i4LIFE(SM) Advantage is available, the Income4Life(R) Solution will no longer be offered.

                                     PART A

Prospectus for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to Post-Effective Amendment No.10 (File No. 333-40937) filed on April 9, 2002.

Prospectus for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to Post-Effective Amendment No.10 (File No. 333-40937) filed on April 9, 2002.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N

                               Lincoln ChoicePlus
                        Supplement dated October 11, 2002
          to the Statement of Additional Information dated May 1, 2002

Please keep this Supplement with your current Lincoln ChoicePlus Statement of Additional Information and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life(SM) Advantage as set forth in your May 1, 2002 Statement of Additional Information.

All references to I-4Life(SM) Advantage have been changed to i4LIFE(SM)
Advantage.

In the Calculation of investment results section, a fourth Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001

                                               Subaccount                                    10 Year/ Since
                                               Commenced        1-Year          5-Years      Inception
--------------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                                  2/22/00      (21.9)%         NA           (28.9)%
AFIS Growth                                            2/22/00      (27.1)          NA           (17.1)
AFIS Growth-Income                                     2/22/00       (6.9)          NA             2.9
AFIS International                                     2/22/00      (28.8)          NA           (32.7)
AIM V.I. Capital Appreciation Fund                     2/22/00      (32.1)          NA           (26.8)
AIM V.I. Growth Fund                                  11/20/98      (42.4)          NA           (10.5)
AIM V.I. International Growth Fund                    11/20/98      (32.3)          NA            (6.8)
AIM V.I. Premier Equity Fund                          11/20/98      (21.6)          NA            (1.1)
Alliance VP Growth                                     2/22/00      (32.4)          NA           (26.5)
Alliance VP Growth & Income                            2/22/00       (9.2)          NA             7.2
Alliance VP Capital Premier Growth                     2/22/00      (26.3)          NA           (20.7)
Alliance VP Technology                                 2/22/00      (34.2)          NA           (36.0)
Delaware VIP Devon Series                             11/20/98      (18.3)          NA           (12.4)
Delaware VIP Emerging Markets                         11/20/98       (4.2)          NA            (0.1)
Delaware VIP International Equity                     11/20/98      (21.9)          NA            (2.5)
Delaware VIP Large Cap Value Series                   11/20/98      (13.2)          NA            (2.1)
Delaware VIP High Yield Series                        11/20/98      (13.4)          NA           (11.4)
Delaware VIP REIT Series                              11/20/98       (0.8)          NA             8.1
Delaware VIP Select Growth                             2/22/00      (32.6)          NA           (33.0)
Delaware VIP Small Cap Value Series                   11/20/98        2.2           NA             5.7
Delaware VIP Social Awareness                         11/20/98      (18.7)          NA            (3.4)
Delaware VIP Trend Series                             11/20/98      (24.3)          NA            10.0
Dreyfus Small Cap                                     11/20/98      (15.3)          NA             8.3
Fidelity VIP Equity-Income Portfolio                  11/20/98      (14.2)          NA             0.2
Fidelity VIP Growth Portfolio                         11/20/98      (26.6)          NA            (0.7)
Fidelity VIP Growth Opportunities                     11/20/98      (23.4)          NA           (11.9)
Fidelity VIP Overseas Portfolio                       11/20/98      (30.0)          NA            (6.4)
FTVIPT Franklin Small Cap                              2/22/00      (24.2)          NA           (27.1)
FTVIPT Mutual Shares Securities                        2/22/00       (2.5)          NA            10.0

                                               Subaccount                                    10 Year/ Since
                                               Commenced        1-Year          5-Years      Inception
-----------------------------------------------------------------------------------------------------------
FTVIPT Templeton Foreign Securities                    2/22/00      (25.0)%         NA           (13.8)%
FTVIPT Templeton Growth                                2/22/00      (10.6)          NA            (0.4)
Liberty Colonial US Growth and Income                 11/20/98       (9.9)          NA             2.3
Liberty Newport Tiger                                 11/20/98      (27.4)          NA             0.9
Lincoln National Bond Fund                            11/20/98       (0.4)          NA             1.9
Lincoln National Money Market Fund                    11/20/98       (5.4)          NA             1.2
MFS VIT Emerging Growth Fund                          11/20/98      (42.0)          NA            (1.1)
MFS Research                                          11/20/98      (30.1)          NA            (4.2)
MFS VIT Total Return Fund                             11/20/98       (9.1)          NA             3.1
MFS VIT Utilities Series                              11/20/98      (33.0)          NA            (0.7)
OCC Global Equity                                     11/20/98      (22.8)          NA             1.3
OCC Managed                                           11/20/98      (14.2)          NA            (0.8)
Scudder SVS Gov't Securities                          11/20/98       (2.1)          NA             2.5
Scudder SVS Small Cap Growth                          11/20/98      (37.5)          NA            (5.6)
Scudder VIT Equity 500 Index                          11/20/98      (21.3)          NA            (3.2)

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

In addition, a fourth Non-Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Non-Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001

                                                                                                     As if
                                                                                                     Subaccount
                                         YTD     1 Year  3 Year  5 Year    10 Year   Lifetime        Commenced
---------------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                   (14.9)%  (14.9)%   9.1%      NA        NA        7.5%          4/30/98
AFIS Growth                             (20.1)   (20.1)    7.8     16.0%     13.7%      13.5            2/8/84
AFIS Growth-Income                        0.2      0.2     4.7     10.2      10.8       11.7            2/8/84
AFIS International                      (21.8)   (21.8)    0.8      5.2       7.3        6.4            5/1/90
AIM V.I. Capital Appreciation Fund      (25.1)   (25.1)   (2.7)     3.5        NA        9.2            5/5/93
AIM V.I. Growth Fund                    (35.4)   (35.4)  (12.8)     1.5        NA        6.3            5/5/93
AIM V.I. International Growth Fund      (25.3)   (25.3)   (6.7)    (0.9)       NA        4.4            5/5/93
AIM V.I. Premier Equity Fund            (14.6)   (14.6)   (3.4)     7.1        NA       10.8            5/5/93
Alliance VP Growth                      (25.4)   (25.4)   (7.8)     4.5        NA       11.1           9/15/94
Alliance VP Growth & Income              (2.2)    (2.2)    5.3     11.3      11.0       10.0           1/14/91
Alliance VP Premier Growth              (19.3)   (19.3)   (5.5)     9.7        NA       12.6           6/26/92
Alliance VP Technology                  (27.2)   (27.2)   (1.6)     9.6        NA        9.3           1/11/96
Delaware VIP Devon Series               (11.3)   (11.3)  (12.5)      NA        NA        0.4            5/1/97
Delaware VIP Emerging Markets             2.8      2.8     3.6       NA        NA       (9.1)           5/1/97
Delaware VIP Int'l Value Equity         (14.9)   (14.9)   (1.9)     1.2        NA        5.0          10/29/92
Delaware VIP Large Cap Value Series      (6.1)    (6.1)   (1.1)     6.1       9.5        7.9           7/28/88
Delaware VIP High Yield Series           (6.3)    (6.3)  (10.0)    (5.0)      1.4        2.9           7/28/88
Delaware VIP REIT Series                  6.3      6.3     9.0       NA        NA        4.2            5/4/98
Delaware VIP Select Growth              (25.6)   (25.6)     NA       NA        NA       (8.3)           5/3/99
Delaware VIP Small Cap Value Series       9.2      9.2     5.4      7.2        NA       (9.4)         12/27/93
Delaware VIP Social Awareness           (11.6)   (11.6)   (4.8)      NA        NA        4.5            5/1/97
Delaware VIP Trend Series               (17.3)   (17.3)    7.8     11.0        NA       11.9          12/27/93
Dreyfus Small Cap                        (8.3)    (8.3)    6.9      5.6      18.5       26.2           8/31/90
Fidelity VIP Equity-Income Portfolio     (7.2)    (7.2)    0.7      6.9      11.0        9.5           10/9/86
Fidelity VIP Growth Portfolio           (19.6)   (19.6)   (2.1)     9.0      10.7       11.1           10/9/86
Fidelity VIP Growth Opportunities       (16.4)   (16.4)  (11.7)     1.3        NA        6.9            1/3/95
Fidelity VIP Overseas Portfolio         (23.0)   (23.0)   (5.4)     0.3       3.4        3.7           1/28/87
FTVIPT Franklin Small Cap               (17.2)   (17.2)    9.7      7.0        NA       10.0          10/31/95
FTVIPT Franklin Mutual Shares             4.5      4.5     8.7      7.6        NA        7.9          11/01/96
FTVIPT Templeton Foreign Securities     (18.0)   (18.0)   (2.0)     2.2        NA        7.0            5/1/92

                                                                                                     As if
                                                                                                     Subaccount
                                         YTD     1 Year  3 Year  5 Year    10 Year   Lifetime        Commenced
---------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth                  (3.6)%   (3.6)%   4.1%     5.8%      NA        7.4%          5/15/94
Liberty Colonial US Growth & Income      (2.9)    (2.9)    2.3     10.2       NA       13.2            7/1/94
Liberty Newport Tiger                   (20.4)   (20.4)    2.5     (7.9)      NA       (3.0)          4/30/95
Lincoln National Bond Fund                6.6      6.6     3.0      4.5      4.6%       7.6          12/28/81
Lincoln National Money Market Fund        1.6      1.6     2.5      2.6      2.1        3.9            1/7/82
MFS VIT Emerging Growth Fund            (35.0)   (35.0)   (4.2)     6.5       NA        9.8           7/24/95
MFS VIT Research                        (23.1)   (23.1)   (4.7)     4.1       NA        7.6           7/26/95
MFS VIT Total Return Fund                (2.1)    (2.1)    3.8      7.8       NA       10.6            1/3/95
MFS VIT Utilities Series                (26.0)   (26.0)   (0.4)     8.0       NA       12.1            1/3/95
OCC Global Equity                       (15.8)   (15.8)    2.1      5.6       NA        8.2            3/1/95
OCC Managed                              (7.1)    (7.1)    0.7      5.0     10.5       12.5            8/1/88
Scudder SVS Small Cap Growth            (30.5)   (30.5)   (7.3)     3.8       NA        9.2            5/2/94
Scudder SVS Gov't Securities              5.0      5.0     3.8      4.4      4.0        5.0            9/3/87
Scudder VIT Equity 500 Index            (14.2)   (14.2)   (3.6)      NA       NA        3.1           10/1/97

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

Financial statements

The following information is an update to the December 31, 2001 statutory-basis financial statements of Lincoln Life which appear in the SAI dated May 1, 2002.

Reinsurance Contingencies

On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNC's internal capital allocation models, the disposition of LNC's reinsurance operation has freed-up approximately $100 million of capital. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of The Lincoln National Life Insurance Company ("Company"). As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, LIFE, DEPOSIT-TYPE, AND ACCIDENT AND HEALTH REINSURANCE. As of June 30, 2002, the Company recognized as income $37.2 million of the gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Additional matters totaling approximately $270 million have been raised by Swiss Re which if sustained as asserted would effectively result in a transfer of assets from LNC without an assumption of the related liabilities by Swiss Re. LNC and Swiss Re are continuing to discuss a variety of means for resolving the total of approximately $770 million of disputed matters, including potential approaches for settlement. At this point, LNC and Swiss Re differ on whether the disputed matters should be decided by a very narrow dispute resolution process set forth in the contract or by litigation. On April 24, 2002, Swiss Re filed a legal action intended to compel LNC to submit a number of disputed matters to this dispute resolution process. LNC contends that such dispute resolution process is not an appropriate approach for resolution of certain of these disputed matters. If the parties are unable to reach agreement, and these matters are resolved by either the contractual dispute resolution process or litigation, the timetable for an ultimate resolution of these matters may remain uncertain for some time.

Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to net income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the time frame that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N

                              Lincoln ChoicePlus II
                        Supplement dated October 11, 2002
          to the Statement of Additional Information dated May 1, 2002


Please keep this Supplement with your current Lincoln ChoicePlus II Statement of Additional Information and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life(SM) Advantage as set forth in your May 1, 2002 Statement of Additional Information.

All references to I-4Life(SM) Advantage have been changed to i4LIFE(SM)
Advantage.

In the Calculation of investment results section, a fourth Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001

                                               Subaccount                                 10 Year/ Since
                                               Commenced         1-Year        5-Years      Inception
--------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00          (21.9)%         NA           (28.9)%
AFIS Growth                                     2/22/00          (27.1)          NA           (17.1)
AFIS Growth-Income                              2/22/00           (6.9)          NA             2.9
AFIS International                              2/22/00          (28.8)          NA           (32.7)
AIM V.I. Growth Fund                           11/20/98          (42.6)          NA           (10.7)
AIM V.I. International Growth Fund             11/20/98          (32.5)          NA            (7.1)
AIM Premier Equity Fund                        11/20/98          (21.8)          NA            (1.4)
Alliance VP Growth & Income                     2/22/00           (9.2)          NA             7.2
Alliance VP Premier Growth                      2/22/00          (26.3)          NA           (20.7)
AllianceBernstein VP Small Cap Value            9/19/01            NA            NA             NA
Alliance VP Technology                          2/22/00          (34.2)          NA           (36.0)
Delaware VIP Large Cap Value Series            11/20/98          (13.3)          NA            (2.2)
Delaware VIP High Yield Series                 11/20/98          (13.6)          NA           (11.6)
Delaware VIP REIT Series                       11/20/98           (0.9)          NA             7.9
Delaware VIP Small Cap Value Series            11/20/98            2.1           NA             5.6
Delaware VIP Trend Series                      11/20/98          (24.4)          NA             9.9
Delaware VIP U.S. Growth Series                 9/19/01            NA            NA             NA
Fidelity VIP Contrafund Portfolio               9/19/01            NA            NA             NA
Fidelity VIP Equity-Income Portfolio           11/20/98          (14.5)          NA            (0.1)
Fidelity VIP Growth Portfolio                  11/20/98          (26.8)          NA            (1.8)
Fidelity VIP Overseas Portfolio                11/20/98          (30.0)          NA            (6.5)
FTVIPT Franklin Small Cap                       2/22/00          (24.2)          NA           (27.1)
FTVIPT Templeton Growth                         2/22/00          (10.6)          NA            (0.4)
Janus Aspen Aggressive Growth                   9/19/01            NA            NA             NA
Janus Aspen Balanced                            9/19/01            NA            NA             NA
Janus Aspen Worldwide Growth                    9/19/01            NA            NA             NA
Lincoln National Aggressive Growth Fund         9/19/01            NA            NA             NA

                                                      Subaccount                             10 Year/ Since
                                                      Commenced     1-Year       5-Years       Inception
-----------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            11/20/98      (0.4)%         NA             1.9%
Lincoln National Capital Appreciation Fund             9/19/01       NA            NA             NA
Lincoln National Global Asset Allocation Fund          9/19/01       NA            NA             NA
Lincoln National International Fund                    9/19/01       NA            NA             NA
Lincoln National Money Market Fund                    11/20/98      (5.4)          NA             1.2
Lincoln National Social Awareness Fund                 9/19/01       NA            NA             NA
MFS VIT Capital Opportunities Fund                     9/19/01       NA            NA             NA
MFS VIT Emerging Growth Fund                          11/20/98     (42.2)          NA            (1.9)
MFS VIT Total Return Fund                             11/20/98      (9.3)          NA             2.6
MFS VIT Utilities Series                              11/20/98     (33.2)          NA            (1.2)
Neuberger Berman Mid-Cap Growth                        9/19/01       NA            NA             NA
Neuberger Berman Regency                               9/19/01       NA            NA             NA
Putnam VT Growth & Income                              9/19/01       NA            NA             NA
Putnam VT Health Sciences                              9/19/01       NA            NA             NA
Scudder VIT EAFE Equity Index                          9/19/01       NA            NA             NA
Scudder VIT Equity 500 Index                          11/20/98     (21.3)          NA            (3.2)
Scudder VIT Small Cap Index                            9/19/01       NA            NA             NA

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

In addition, a fourth Non-Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Non-Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001

                                                                                                As if
                                                                                                Subaccount
                                          YTD    1 Year   3 Year  5 Year   10 Year   Lifetime   Commenced
----------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                   (14.9)%  (14.9)%   9.1%     NA        NA        7.5%     4/30/98
AFIS Growth                             (20.1)   (20.1)    7.8     16.0%     13.7%     13.5       2/8/84
AFIS Growth-Income                        0.2      0.2     4.7     10.2      10.8      11.7       2/8/84
AFIS International                      (21.8)   (21.8)    0.8      5.2       7.3       6.4       5/1/90
AIM V.I. Growth Fund                    (35.6)   (35.6)  (13.0)     1.2       NA        6.0       5/5/93
AIM V.I. International Growth Fund      (25.5)   (25.5)   (6.9)    (1.1)      NA        4.1       5/5/93
AIM Premier Equity Fund                 (14.8)   (14.8)   (3.6)     6.9       NA       10.5       5/5/93
Alliance VP Growth & Income              (2.2)    (2.2)    5.3     11.3      11.0      10.0      1/14/91
Alliance VP Premier Growth              (19.3)   (19.3)   (5.5)     9.7       NA       12.6      6/26/92
AllianceBernstein VP Small Cap Value      NA       NA       NA      NA        NA       10.3       5/1/01
Alliance VP Technology                  (27.2)   (27.2)   (1.6)     9.6       NA        9.3      1/11/96
Delaware VIP Large Cap Value Series      (6.3)    (6.3)   (1.2)     6.0       9.3       7.8      7/28/88
Delaware VIP High Yield Series           (6.6)    (6.6)  (10.2)    (5.1)      1.3       2.7      7/28/88
Delaware VIP REIT Series                  6.1      6.1     8.9      NA        NA        4.1       5/4/98
Delaware VIP Small Cap Value Series       9.1      9.1     5.3      7.0       NA        9.3     12/27/93
Delaware VIP Trend Series               (17.4)   (17.4)    7.6     10.8       NA       11.7     12/27/93
Delaware VIP U.S. Growth Series         (26.2)   (26.2)     NA      NA        NA      (13.9)    11/15/99
Scudder VIT EAFE Equity Index           (26.5)   (26.5)   (9.3)     NA        NA       (4.4)     8/22/97
Scudder VIT Equity 500 Index            (14.2)   (14.2)   (3.6)     NA        NA        3.1      10/1/97
Scudder VIT Small Cap Index              (0.3)    (0.3)    3.2      NA        NA        2.0      8/25/97
Fidelity VIP Contrafund Portfolio       (14.5)   (14.5)   (2.3)     7.5       NA       12.7       1/3/95
Fidelity VIP Equity-Income Portfolio     (7.4)    (7.4)    0.4      6.6      10.7       9.2      10/9/86
Fidelity VIP Growth Portfolio           (19.8)   (19.8)   (2.4)     8.8      10.5      10.8      10/9/86
Fidelity VIP Overseas Portfolio         (23.0)   (23.0)   (5.5)     0.1       3.2       3.4      1/28/87

                                                                                                     As if
                                                                                                     Subaccount
                                                YTD   1 Year   3 Year  5 Year   10 Year   Lifetime   Commenced
---------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap                    (17.2)%  (17.2)%   9.7%     7.0%      NA       10.0%    10/31/95
Janus Aspen Aggressive Growth                (41.0)   (41.0)   (4.9)     4.3       NA        9.6      9/13/93
Janus Aspen Balanced                          (7.1)    (7.1)    3.0     11.2       NA       11.4      9/13/93
Janus Aspen Worldwide Growth                 (24.4)   (24.4)   (0.2)     8.3       NA       12.8      9/13/93
Lincoln National Aggressive Growth Fund      (34.8)   (34.8)   (4.8)    (1.0)      NA        2.6       2/3/94
Lincoln National Bond Fund                     6.6      6.6     3.0      4.5      4.6%       7.6     12/28/81
Lincoln National Capital Appreciation Fund   (27.6)   (27.6)   (5.4)     6.9       NA        9.1       2/3/94
Lincoln National Global Asset                 (9.9)    (9.9)   (3.3)     3.2      6.2        6.2       8/3/87
Allocation Fund
Lincoln National International Fund          (12.0)   (12.0)   (0.5)     2.7      4.8        4.3       5/1/91
Lincoln National Money Market Fund             1.6      1.6     2.5      2.6      2.1        3.9       1/7/82
Lincoln National Social Awareness Fund       (11.6)   (11.6)   (3.7)     7.0     10.5       11.7       5/2/88
MFS VIT Capital Opportunities Fund           (25.4)   (25.4)    0.2      8.9       NA        9.8      8/14/96
MFS VIT Emerging Growth Fund                 (35.2)   (35.2)   (4.4)     6.3       NA        9.6      7/24/95
MFS VIT Total Return Fund                     (2.3)    (2.3)    3.5      7.5       NA       10.3       1/3/95
MFS VIT Utilities Series                     (26.2)   (26.2)   (0.6)     7.7       NA       11.9       1/3/95
Neuberger Berman Mid-Cap Growth              (26.4)   (26.4)    0.0      NA        NA       11.8      11/3/97
Neuberger Berman Regency                       NA       NA       NA      NA        NA       (1.1)     8/22/01
Putnam VT Growth & Income                     (8.6)    (8.6)   (1.5)     5.4      9.1       10.1       2/1/88
Putnam VT Health Sciences                    (21.6)   (21.6)   (0.1)     NA        NA        2.0       5/1/98
FTVIPT Templeton Growth                       (3.6)    (3.6)    4.1      5.8       NA        7.4      3/15/94

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

Financial statements

The following information is an update to the December 31, 2001 statutory-basis financial statements of Lincoln Life which appear in the SAI dated May 1, 2002.

Reinsurance Contingencies

On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNC's internal capital allocation models, the disposition of LNC's reinsurance operation has freed-up approximately $100 million of capital. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of The Lincoln National Life Insurance Company ("Company"). As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, LIFE, DEPOSIT-TYPE, AND ACCIDENT AND HEALTH REINSURANCE. As of June 30, 2002, the Company recognized as income
$37.2 million of the gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Additional matters totaling approximately $270 million have been raised by Swiss Re which if sustained as asserted would effectively result in a transfer of assets from LNC without an assumption of the related liabilities by Swiss Re. LNC and Swiss Re are continuing to discuss a variety of means for resolving the total of approximately $770 million of disputed matters, including potential approaches for settlement. At this point, LNC and Swiss Re differ on whether the disputed matters should be decided by a very narrow dispute resolution process set forth in the contract or by litigation. On April 24, 2002, Swiss Re filed a legal action intended to compel LNC to submit a number of disputed matters to this dispute resolution process. LNC contends that such dispute resolution process is not an appropriate approach for resolution of certain of these disputed matters. If the parties are unable to reach agreement, and these matters are resolved by either the contractual dispute resolution process or litigation, the timetable for an ultimate resolution of these matters may remain uncertain for some time.

Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to net income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the time frame that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

                                     PART B

Statement of Additional Information for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to Post-Effective Amendment No.10 (File No. 333-40937) filed on April 9, 2002.

Statement of Additional Information for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to Post-Effective Amendment No.10 (File No. 333-40937) filed on April 9, 2002.

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

(a) List of Financial Statements

    1. Part A -- The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

    2. Part B -- The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002:

       Statement of Assets and Liabilities -- December 31, 2001
       Statement of Operations -- Year ended December 31, 2001

       Statements of Changes in Net Assets -- Years ended December 31, 2001 and 2000
       Notes to Financial Statements -- December 31, 2001
       Report of Ernst & Young LLP, Independent Auditors

    Part B -- The following statutory-basis financial statements of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on
    April 9, 2002:

        Balance Sheets -- Statutory-Basis -- December 31, 2001 and 2000

        Statements of Operations -- Statutory-Basis -- Years ended December 31, 2001, 2000 and 1999

        Statements of Changes in Capital and Surplus -- Statutory-Basis -- Years ended December 31, 2001, 2000 and 1999

        Statements of Cash Flow -- Statutory-Basis -- Years ended December 31, 2001, 2000 and 1999

        Notes to Statutory-Basis Financial Statements -- December 31, 2001

        Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a) Selling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (c) Amendment to Selling Group incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (d) Amendment to Schedule A of Selling Group dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

     (4)
       The Lincoln National Life Insurance Company ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

       (a) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (b) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-40937) filed on
            September 3, 1998.

       (c) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

       (d) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (e) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (f) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (g) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (h) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (i) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (j) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

       (k) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (l) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (m) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

       (n) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (o) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (p) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (q) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (r) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9
            (File No. 333-40937) filed on August 8, 2001.

       (s) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (t) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (u) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (v)  Variable Annuity Income Rider (I4LA-NQ)

       (w) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (X) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (y)  Variable Annuity Income Rider (I4LA-Q)

     (5)
       (a) Application for the ChoicePlus Contract incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

       (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on
            August 8, 2001.
     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

       (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

     (7)    Not Applicable.

     (8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

      (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

          (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed on April 9, 2002.

          (iv) Dreyfus Variable Investment Fund incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed December 17, 1999.

          (v) Form of Agreement Investors Fund Series incorporated herein by reference to Registration Statement on Form N-4
                (File No. 333-40937) filed November 9, 1998.

          (vi) Liberty Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

                (a) Amendment dated June 1, 2000 incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

          (vii) Lincoln National Bond Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (viii)Lincoln National Money Market Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (ix) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (x) MFS-Registered Trademark- Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xi) OCC Accumulation Trust incorporated herein by reference to Post-Effective Amendment No. 6 (File No.333-40937) filed on April 12, 2001.

          (xii) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xiii)Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

          (xv) Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

          (xvi) Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xvii)Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

         (xviii)Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xix) Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xx) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xxi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xxii)Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

               (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Post-Effective Amendment No. 21 (File No. 2-80741) filed on
          April 10, 2000.

               (1) Amendment to service agreement between Delaware Management Holdings Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed
          April 9, 2002.

     (9)(a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment
          No. 1 (File No. 333-40937) filed on September 3, 1998.

        (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Results incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed December 17, 1999.

     (14) Not Applicable.

     (15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

     (16) (a) Power of Attorney is incorporated herein by reference to Post-Effective amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities, Executive
                                Vice President, and Director
John H. Gotta****               Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker***               Senior Vice President
Cynthia A Rose*                 Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director

*       Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-
        3506
**      Principal business address is Center Square West Tower, 1500 Market Street-Suite
        3900, Philadelphia, PA 19102-2112
***     Principal business address is 350 Church Street, Hartfort, CT 06103
****    Principal business address is One Commerce Square, 2005 Market Street, 39th Floor,
        Philadelphia, PA 19103-3682

                                       C-3

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of August 31, 2002 there were 21,343 contract owners under Lincoln Life Variable Annuity Account N.

ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

(c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2001.

       (1)                      (2)              (3)           (4)            (5)
                         Net Underwriting
Name of Principal         Discounts and     Compensation    Brokerage
  Underwriter               Commissions     on Redemption   Commissions   Compensation
-----------------        ----------------   -------------   -----------   ------------
The Lincoln National
Life Insurance Company         None              N/A            None           N/A

     ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

 a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 11/th/ day of October, 2002.

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                    (Registrant)
                    Lincoln ChoicePlus & Lincoln ChoicePlus II


                    By: /s/ Ronald L. Stopher
                    ----------------------------------------------------
                    Ronald L. Stopher
                    Vice President, The Lincoln National Life Insurance Company

                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                        (Depositor)

                     By: /s/ Ronald L. Stopher
                     ----------------------------------------------------
                     Ronald L. Stopher
                    (Signature-Officer of Depositor)
                    Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 11, 2002.

Signature                                              Title
---------                                              -----

  *                                                    President and Director
-----------------------------------------------        (Principal Executive Officer)
Jon A. Boscia

  *                                                    Executive Vice President,
-----------------------------------------------        Chief Executive Officer of
Lorry J. Stensrud                                      Lincoln Retirement, and Director

  *                                                    Senior Vice President, Chief
-----------------------------------------------        Financial Officer and Director
Janet Chrzan                                           (Principal Accounting Officer and
                                                       Principal Financial Officer)

  *                                                    Director
-----------------------------------------------
Barbara S. Kowalczyk

  *                                                    Executive Vice President,
-----------------------------------------------        Chief Executive Officer of
John H. Gotta                                          Life Insurance, and Director

  *                                                    Director
-----------------------------------------------
Richard C. Vaughan

                                                       Director
-----------------------------------------------
Charles E. Haldeman, Jr.

  *                                                    Chief Investment Officer and Director
-----------------------------------------------
See Yeng Quek

*By /s/ Steven M. Kluever                              Pursuant to a Power of Attorney
-----------------------------------------------
      Steven M. Kluever